Financial Instruments and Derivatives - Offsetting (Details) - Derivatives - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Offsetting Financial Assets
Gross amount	$ 193.8	$ 258.4
Amount offset	(9.1)	(3.4)
Net amount	184.7	255.0
Offsetting Financial Liabilities
Gross amount	(39.6)	(58.6)
Amount offset	9.1	3.4
Net amount	(30.5)	(55.2)
Gross amount assets (liabilities)	154.2	199.8
Net amount assets (liabilities)	$ 154.2	$ 199.8